Fixed Assets	12 Months Ended
Dec. 29, 2016
Fixed Assets
Fixed Assets

2. Fixed Assets

              Fixed assets as of December 29, 2016 and December 31, 2015, consisted of the following (in thousands):

	2015	2016
Furniture, fixtures and equipment	$60,992	$90,787
Leasehold improvements	60,564	89,226
Computer software and hardware	27,831	40,699

Fixed assets, at cost	149,387	220,712
Less: accumulated depreciation and amortization	46,404	70,241

Fixed assets, net	$102,983	$150,471

              Depreciation and amortization on fixed assets for the years ended December 29, 2016, December 31, 2015, and December 25, 2014, was $27,459 thousand, $18,531 thousand, and $12,512 thousand, respectively.